                                                                  File 333-20621
                                                                   No. 811-08031

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
--------------------------------------------------------------------------------


                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

       Pre-Effective Amendment No.                                       [_]
                                  ------


       Post-Effective Amendment No.  8                                   [X]
                                   -----


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


       Amendment No.  10                                                 [X]
                    ------

--------------------------------------------------------------------------------

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                           THOMAS G. ROSE, Treasurer,
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------


 It is proposed that this filing will become effective (check appropriate box):


[_] immediately upon filing pursuant to     [_] on (date) pursuant to paragraph
    paragraph (b)                               (a)(1)


[X] on April 28, 2000 pursuant to           [_] 75 days after filing pursuant to
    paragraph (b)                               paragraph (a)(2)

[_] 60 days after filing pursuant to        [_] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(2) of rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           SELIGMAN          [GRAPHIC]
                              ---------------------
                                         VALUE FUND
                                       SERIES, INC.

                                          LARGE-CAP
                                         VALUE FUND

                                          SMALL-CAP
                                         VALUE FUND

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

EQVA1 5/2000

                                                             PROSPECTUS

                                                            MAY 1, 2000

                                                             ---------

                                                        A Value Approach to

                                                         Seeking Long-Term

                                                        Capital Appreciation






                                                             managed by

                                                               [LOGO]

                                                        J.&W. SELIGMAN & CO.
                                                            INCORPORATED
                                                          ESTABLISHED 1864

Table of Contents


Seligman Large-Cap Value Fund
  Investment Objective                                           1
  Principal Investment Strategies                                1
  Principal Risks                                                2
  Past Performance                                               3
  Fees and Expenses                                              4
Seligman Small-Cap Value Fund
  Investment Objective                                           5
  Principal Investment Strategies                                5
  Principal Risks                                                6
  Past Performance                                               7
  Fees and Expenses                                              8
Management of the Funds                                          9
The Portfolio Managers' Historical Performance                   10
Shareholder Information
  Deciding Which Class of Shares to Buy                          12
  Pricing of Fund Shares                                         14
  Opening Your Account                                           14
  How to Buy Additional Shares                                   15
  How to Exchange Shares Among
   the Seligman Mutual Funds                                     16
  How to Sell Shares                                             16
  Important Policies That May Affect
   Your Account                                                  17
  Dividends and Capital Gain Distributions                       18
  Taxes                                                          18
  The Seligman Mutual Funds                                      19
Financial Highlights                                             21
How to Contact Us                                                25
For More Information                                             back cover

TIMES CHANGE ... VALUES ENDURE

Large-Cap Value Fund

Investment Objective

The Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 65% of its total assets in the common stocks of "value" companies with large market capitalization ($2 billion or more) at the time of purchase by the Fund.

Value                 The Fund uses a bottom-up stock selection approach.
Companies:            This means that the investment manager concentrates on
Those companies       individual company fundamentals, rather than on a
believed by the       particular industry. In selecting investments, the
investment            investment manager seeks to identify value companies
manager to be         that it believes display one or more of the following:
undervalued,
either                  . A low price-to-earnings and/or low price-to-book
historically,             ratio
by the market,          . Positive change in senior management
or by their             . Positive corporate restructuring
peers.                  . Temporary setback in price due to factors that no
                          longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Fund invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's investment objective. The Fund's objective may be changed only with shareholder approval.

The Fund's Board of Directors may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Large-Cap Value Fund

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest more heavily in certain industries believed to offer good investment opportunities. To the extent that an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Large-Cap Value Fund

Past Performance

The Large-Cap Value Fund offers four Classes of shares. The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to three widely-used measures of large company stock performance.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



                         Class A Annual Total Returns

                                  [BAR GRAPH]

                             1998             1999
                           ------           ------

                           11.57%           -2.68%

            Best quarter return: 19.32% - quarter ended 12/31/98.
            Worst quarter return: -17.80% - quarter ended 9/30/98.

           Average Annual Total Returns - Periods Ended 12/31/99

                                                       CLASS C
                             ONE   SINCE INCEPTION SINCE INCEPTION
                            YEAR       4/25/97        5/27/99*
                            -----  --------------- ---------------
  Class A                   -7.30%      11.40%            --
  Class B                   -8.24       11.68             --
  Class C                     n/a         --           -10.66%
  Class D                   -4.38       12.60             --
  Russell 1000 Index        20.91       27.37(/1/)      13.92(/2/)
  Russell 1000 Value Index   7.35       18.43(/1/)      -2.13(/2/)
  S&P 500 Index             21.04       27.40(/1/)      13.68(/2/)

 The Russell 1000 Index, the Russell 1000 Value Index and the Standard & Poor's Composite Stock Price Index (S&P 500 Index) are unmanaged benchmarks that assume the reinvestment of dividends and exclude the effect of fees and sales charges. The Russell 1000 Index measures the performance of large-cap stocks. The Russell 1000 Value Index measures the performance of large-cap value stocks. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization.

 In the future, the Fund will no longer be compared to the Russell 1000 Index, which reflects the performance of funds that invest in large capitalization stocks. Instead, the Fund will be compared to the Russell 1000 Value Index, which the investment manager believes is a more appropriate benchmark because it measures the performance of funds that invest in large capitalization value stocks similar to those in which the Fund primarily invests. Therefore, the Fund will continue to be compared to the Russell 1000 Value Index and the S&P 500 Index.

 *Total returns for periods of less than one year are not annualized. (/1/) From April 30, 1997.

 (/2/) From May 31, 1999.

Large-Cap Value Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                             Class A     Class B Class C Class D
----------------                             -------     ------- ------- -------
Maximum Sales Charge (Load).................  4.75%          5%      2%      1%
 Maximum Sales Charge (Load) on Purchases
  (as a % of offering price)................  4.75%(/1/)   none      1%    none
 Maximum Contingent Deferred Sales Charge
  (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current net
  asset value, whichever is less)...........   none(/1/)     5%      1%      1%
Annual Fund Operating Expenses for 1999
---------------------------------------
(as a percentage of average net assets)
Management Fees.............................   .80%        .80%    .80%    .80%
Distribution and/or Service (12b-1) Fees....   .25%       1.00%   1.00%   1.00%
Other Expenses..............................   .45%        .45%    .45%    .45%
                                              -----       -----   -----   -----
Total Annual Fund Operating Expenses........  1.50%       2.25%   2.25%   2.25%
                                              =====       =====   =====   =====

(/1/)If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

                               Example

 Management Fees:
 Fees paid out of Fund         This example is intended to help you compare the
 assets to the                 expenses of investing in the Fund with the
 investment manager to         expenses of investing in other mutual funds. It
 compensate it for             assumes (1) you invest $10,000 in the Fund for
 managing the Fund.            each period and then sell all of your shares at
                               the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

 12b-1 Fees:                             1 Year 3 Years 5 Years 10 Years
 Fees paid by each                       ------ ------- ------- --------
 Class, pursuant to a
 plan adopted by the            Class A   $620  $  927  $1,255   $2,180
 Fund under Rule 12b-1          Class B    728   1,003   1,405    2,396+
 of the Investment              Class C    425     796   1,293    2,659
 Company Act of 1940.           Class D    328     703   1,205    2,585
 The plan allows each
 Class to pay
 distribution and/or
 service fees for the
 sale and distribution         If you did not sell your shares at the end of
 of its shares and for         each period, your expenses would be:
 providing services to
 shareholders.


 Other Expenses:                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
 Miscellaneous expenses
 of running the Fund,          Class A   $620  $  927  $1,255   $2,180
 including such things         Class B    228     703   1,205    2,396+
 as transfer agency,           Class C    326     796   1,293    2,659
 registration, custody,        Class D    228     703   1,205    2,585
 auditing and legal
 fees.                         + Class B shares will automatically convert to
                                 Class A shares after eight years.

Small-Cap Value Fund

Investment Objective

The Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund uses the following principal investment strategies to pursue its investment objective:

The Fund generally invests at least 65% of its total assets in the common stocks of "value" companies with small market capitalization (up to $1 billion) at the time of purchase by the Fund.

 Value                The Fund uses a bottom-up stock selection approach. This
 Companies:           means that the investment manager concentrates on
 Those companies      individual company fundamentals, rather than on a
 believed by the      particular industry. In selecting investments, the
 investment           investment manager seeks to identify value companies
 manager to be        that it believes display one or more of the following:
 undervalued
 either                 .  A low price-to-earnings and/or low price-to-book
 historically,             ratio
 by the market,         .  Positive change in senior management
 or by their            .  Positive corporate restructuring
 peers.                 .  Temporary setback in price due to factors that no
                           longer exist

The Fund generally holds a small number of securities because the investment manager believes doing so allows it to adhere to its disciplined value investment approach. The investment manager maintains close contact with the management of each company in which the Fund invests and continually monitors Fund holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The Fund generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

The Fund invests primarily in equity-related securities of domestic issuers. These securities may include common stock, preferred stock, stock convertible into or exchangeable for such securities, and common stock purchase rights and warrants. The Fund may also invest in American Depositary Receipts (ADRs). ADRs are publicly traded instruments generally issued by domestic banks or trust companies that represent a security of a foreign issuer. ADRs are quoted and settled in US dollars. The Fund uses the same criteria in evaluating these securities as it does for common stocks.

The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold) and may invest up to 10% of its total assets directly in foreign securities. The limit on foreign securities does not include ADRs, or commercial paper and certificates of deposit issued by foreign banks. The Fund may also purchase put options in an attempt to hedge against a decline in the price of securities it holds in its portfolio. A put option gives the Fund the right to sell an underlying security at a particular price during a fixed period. The Fund generally does not invest a significant amount of its assets, if any, in illiquid securities, foreign securities, or put options.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

The Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's investment objective. The Fund's objective may be changed only with shareholder approval.

The Fund's Board of Directors may change the parameters by which small market capitalization is defined if it concludes such a change is appropriate.

There is no guarantee that the Fund will achieve its objective.

Small-Cap Value Fund

Principal Risks

Stock prices fluctuate. Therefore, as with any fund that invests in stocks, the Fund's net asset value will fluctuate, especially in the short term. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories and may have less experienced management. During times of investor uncertainty, investor sentiment may favor large, well-known companies over small, lesser-known companies.

The Fund holds a small number of securities. Consequently, if one or more of the securities held in its portfolio declines in value or underperforms relative to the market, it may have a greater impact on the Fund's performance than if the Fund held a larger number of securities. The Fund may experience more volatility, especially over the short term, than a fund with a greater number of holdings.

The Fund may not invest more than 25% of its total assets in securities of companies in any one industry. However, the Fund may invest more heavily in certain industries believed to offer good investment opportunities. If an industry in which the Fund is invested falls out of favor, the Fund's performance may be negatively affected. This effect may be heightened because the Fund holds a smaller number of securities.

The Fund's performance may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events.

Foreign securities, illiquid securities, or options in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Small-Cap Value Fund
Past Performance

The Small-Cap Value Fund offers four Classes of shares. The information below provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to two widely-used measures of small company stock performance and one measure of the performance of mutual funds with investment objectives similar to the Fund.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the chart do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested.



                   Class A Annual Total Returns

                           [BAR CHART]

                       1998       -18.81%
                       1999         1.00%

        Best quarter return: 23.70% - quarter ended 6/30/99
        Worst quarter return: -24.76% - quarter ended 9/30/98

           Average Annual Total Returns - Periods Ended 12/31/99

                                                             CLASS C
                                   ONE   SINCE INCEPTION SINCE INCEPTION
                                  YEAR       4/25/97        5/27/99*
                                  -----  --------------- ---------------
  Class A                         -3.77%       2.36%            --
  Class B                         -4.75        2.45             --
  Class C                           n/a         --            -5.61%
  Class D                         -0.76        3.51             --
  Russell 2000 Index              21.26       17.02(/1/)      15.97(/2/)
  Russell 2000 Value Index        -1.49        7.07(/1/)      -3.02(/2/)
  Lipper Small Cap Funds Average  30.04       22.01(/1/)      27.64(/2/)

 The Russell 2000 Index, the Russell 2000 Value Index and the Lipper Small Cap Funds Average (Lipper Average) are unmanaged benchmarks that assume the reinvestment of dividends. The Lipper Average excludes the effect of sales charges and the Russell 2000 Index and the Russell 2000 Value Index exclude the effect of fees and sales charges. The Russell 2000 Index measures the performance of small-cap stocks. The Russell 2000 Value Index measures the performance of small-cap value stocks. The Lipper Average measures the performance of mutual funds with investment objectives similar to the Fund.

 In the future, the Fund will no longer be compared to the Russell 2000 Index, which reflects the performance of funds that invest in small capitalization stocks. Instead, the Fund will be compared to the Russell 2000 Value Index, which the investment manager believes is a more appropriate benchmark because it measures the performance of funds that invest in small capitalization value stocks similar to those in which the Fund primarily invests. Therefore, the Fund will continue to be compared to the Russell 2000 Value Index and the Lipper Small Cap Funds Average.

 *Total returns for periods of less than one year are not annualized. (/1/)From April 30, 1997.

 (/2/)From May 31, 1999.

Small Cap-Value Fund

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

 Shareholder Fees                            Class A     Class B Class C Class D
 ----------------                            -------     ------- ------- -------
 Maximum Sales Charge (Load)...............   4.75%          5%      2%      1%
 Maximum Sales Charge (Load) on Purchases
  (as a % of offering price)...............   4.75%(/1/)   none      1%    none
 Maximum Contingent Deferred Sales Charge
  (Load) (CDSC) on Redemptions (as a % of
  original purchase price or current net
  asset value, whichever is less)..........    none(/1/)     5%      1%      1%
 Annual Fund Operating Expenses for 1999
 ---------------------------------------
 (as a percentage of average net assets)
 Management Fees...........................   1.00%       1.00%   1.00%   1.00%
 Distribution and/or Service (12b-1) Fees..    .25%       1.00%   1.00%   1.00%
 Other Expenses............................    .61%        .61%    .61%    .61%
                                              -----       -----   -----   -----
 Total Annual Fund Operating Expenses......   1.86%       2.61%   2.61%   2.61%
                                              =====       =====   =====   =====

(/1/) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

                               Example

 Management Fees:              This example is intended to help you compare the
 Fees paid out of Fund         expenses of investing in the Fund with the
 assets to the                 expenses of investing in other mutual funds. It
 investment manager to         assumes (1) you invest $10,000 in the Fund for
 compensate it for             each period and then sell all of your shares at
 managing the Fund.            the end of that period, (2) your investment has
                               a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

 12b-1 Fees:
 Fees paid by each
 Class, pursuant to a
 plan adopted by the                    1 Year 3 Years 5 Years 10 Years
 Fund under Rule 12b-1                  ------ ------- ------- --------
 of the Investment
 Company Act of 1940.          Class A   $655  $1,032  $1,433   $2,551
 The plan allows each          Class B    764   1,111   1,585    2,762+
 Class to pay                  Class C    460     903   1,471    3,015
 distribution and/or           Class D    364     811   1,385    2,944
 service fees for the
 sale and distribution
 of its shares and for
 providing services to         If you did not sell your shares at the end of
 shareholders.                 each period, your expenses would be:

 Other Expenses:                        1 Year 3 Years 5 Years 10 Years
                                        ------ ------- ------- --------
 Miscellaneous expenses
 of running the Fund,          Class A   $655  $1,032  $1,433   $2,551
 including such things         Class B    264     811   1,385    2,762+
 as transfer agency,           Class C    361     903   1,471    3,015
 registration, custody,        Class D    264     811   1,385    2,944
 auditing and legal
 fees.                         + Class B shares will automatically convert to
                                 Class A shares after eight years.

Management of the Funds

The Board of Directors provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 20 US registered investment companies, which offer more than 50 investment portfolios with approximately $30 billion in assets as of March 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2000, of approximately $12 billion.

Each Fund pays Seligman a fee for its management services. The fee is based on a percentage of each Fund's average daily net assets. For the year ended December 31, 1999, the management fee paid by the Large-Cap Value Fund to Seligman was equal to an annual rate of .80% of the Fund's average daily net assets. For the same period, the management fee paid by the Small-Cap Value Fund to Seligman was equal to an annual rate of 1.00% of the Fund's average daily net assets.

  Affiliates of Seligman:

  Seligman Advisors, Inc.:

  The Funds' general
  distributor; responsible
  for accepting orders for
  purchases and sales of Fund
  shares.

  Seligman Services, Inc.:
  A limited purpose
  broker/dealer; acts as the
  broker/dealer of record for
  shareholder accounts that
  do not have a designated
  broker or financial
  advisor.

  Seligman Data Corp. (SDC):

  The Funds' shareholder
  service agent; provides
  shareholder account
  services to the Funds at
  cost.

Portfolio Management

The Funds are managed by Seligman's Value Team, which is headed by Mr. Neil T. Eigen. Mr. Eigen is Vice President of Seligman Value Fund Series, Inc. and has been Portfolio Manager of each Fund since its inception. Mr. Eigen joined Seligman on January 3, 1997 as a Managing Director. Prior to joining Seligman, Mr. Eigen served as Senior Managing Director, Chief Investment Officer and Director of Equity Investing at Bear Stearns Asset Management from January 1990 to January 1997. Mr. Eigen is also a Vice President of Seligman Portfolios, Inc., and Portfolio Manager of its Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio.

Mr. Richard S. Rosen is Co-Portfolio Manager of each Fund. Mr. Rosen joined Seligman on January 3, 1997 as a Senior Vice President, Investment Officer. Prior to joining Seligman, Mr. Rosen served as a Managing Director and Portfolio Manager at Bear Stearns Asset Management. Mr. Rosen is also Co-Portfolio Manager of Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, two portfolios of Seligman Portfolios, Inc.

The Portfolio Managers' Historical Performance

Performance Of The Large-Cap Value Fund

The Large-Cap Value Fund commenced investment operations on April 25, 1997. The data presented below illustrates comparative performance between the Large-Cap Value Fund, the Russell 1000 Index, the Russell 1000 Value Index, and the
S&P 500 Index.

           Average Annual Total Returns--Periods Ended 12/31/99

                                                          CLASS C
                                      SINCE INCEPTION SINCE INCEPTION
                                          4/25/97        5/27/99*
                                      --------------- ---------------
     Class A
      With Sales Charge                    11.40%            --
      Without Sales Charge                 13.46             --
     Class B
      With CDSC                            11.68             --
      Without CDSC                         12.60             --
     Class C
      With Sales Charge and CDSC             --           -10.66%
      Without Sales Charge and CDSC          --            -8.82
     Class D
      Without CDSC                         12.60             --
     Russell 1000 Index                    27.37**         13.92***
     Russell 1000 Value Index              18.43**         -2.13***
     S&P 500 Index                         27.40**         13.68***

     * Returns for periods of less than one year are not annualized.

    ** From 4/30/97.

   *** From 5/31/99.

The average annual total return figures for Class A, Class B and Class D shares of the Large-Cap Value Fund are for the period April 25, 1997 through December 31, 1999, and total return figures for Class C shares of the Large-Cap Value Fund are for the period from May 27, 1999 to December 31, 1999. They reflect all changes in price per share and assume the investment of dividend and capital gain distributions. Class A returns are calculated with and without the effect of the initial 4.75% maximum sales charge. Class B returns are calculated with and without the effect of the maximum 5% CDSC, charged on sales of Fund shares made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Class C returns are calculated with and without the effect of the initial 1% maximum sales charge and maximum 1% CDSC, charged on sales of Fund shares made within 18 months of the date of purchase. Class D return is calculated without the effect of the maximum 1% CDSC. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

The Russell 1000 Index, the Russell 1000 Value Index and the S&P 500 Index are unmanaged benchmarks that assume investment of dividends, and do not reflect fees and sales charges. The Russell 1000 Index measures the performance of the 1,000 largest US companies based on total market capitalization. The Russell 1000 Value Index measures the performance of value companies within the Russell 1000 Index. The S&P 500 Index measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an index.

The Portfolio Managers' Performance For Other Large-Cap Value Accounts

The performance results presented below are for a composite representing large-cap value institutional private accounts managed by Neil T. Eigen, Portfolio Manager, and Richard S. Rosen, Co-Portfolio Manager, of the Large-Cap Value Fund, including accounts that they managed while employed at their previous employer (the Composite). The Composite does not include all private accounts managed by Messrs. Eigen and Rosen while at their previous employer; however, Seligman believes that the exclusion of such accounts does not materially affect the performance shown or otherwise cause the performance to be misleading. All accounts included in the Composite were managed with investment objectives, policies, and strategies substantially similar to those of the Large-Cap Value Fund. Messrs. Eigen and Rosen were employed at their previous employer through December 31, 1996 and performance figures presented for periods prior thereto represent results achieved while at that employer.


        ANNUAL RATES OF RETURN

    Year
    Ended                           S&P 500
 December 31,              Composite  Index
------------              --------- -------
   1992..................   10.80%    7.62%
   1993..................   10.63    10.08
   1994..................    1.79     1.32
   1995..................   43.35    37.78
   1996..................   20.54    22.96
   1997..................   40.31    33.36
   1998..................   12.93    28.57
   1999..................   -1.17    21.04



The performance of the Composite does not represent historical performance of the Large-Cap Value Fund (which does not yet have a long-term performance record) and should not be interpreted as a substitute for the Large-Cap Value Fund's performance, or as an indication of the Large-Cap Value Fund's performance, or as an indication of the Large-Cap Value Fund's future performance.

Private accounts, which comprise the Composite, are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, which, if applicable, might have adversely affected the performance results presented above.

The performance presented for the Composite is net of actual expenses (except for custody fees) and net of the .80% management fee rate that could have been assessed on the accounts that comprise the Composite, and assumes the investment of dividends and capital gains, if any. The performance of the Composite does not reflect the operating expenses of the Large-Cap Value Fund or any applicable sales charges. If such expenses and sales charges were reflected, performance would have been lower. The Large-Cap Value Fund's fees and expenses are greater than those charged on the Composite. The method for calculating the performance of the Composite differs from the method mandated by the Securities and Exchange Commission for calculating the Large-Cap Value Fund's performance. If the same method had been used, the Composite's performance results would have been different.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:
  . The amount you plan to invest.
  . How long you intend to remain invested in each Fund, or another Seligman mutual fund.
  . If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.
  . Whether you may be eligible for reduced or no sales charges when you buy or sell shares.
Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A
  . Initial sales charge on Fund purchases, as set forth below:

                                                       Sales Charge   Regular Dealer
                                    Sales Charge          as a %         Discount
                                       as a %             of Net        as a % of
   Amount of your Investment   of Offering Price(/1/) Amount Invested Offering Price
   -------------------------   ---------------------- --------------- --------------
   Less than $ 50,000                   4.75%              4.99%           4.25%
   $50,000 - $ 99,999                   4.00               4.17            3.50
   $100,000 - $249,999                  3.50               3.63            3.00
   $250,000 - $499,999                  2.50               2.56            2.25
   $500,000 - $999,999                  2.00               2.04            1.75
   $1,000,000 and
    over(/2/)                           0.00               0.00            0.00

  (/1/) "Offering Price" is the amount that you actually pay for Fund shares;
        it includes the initial sales charge.
  (/2/) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

  . Annual 12b-1 fee (for shareholder services) of up to 0.25%.
  . No sales charge on reinvested dividends or capital gain distributions. . Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

Class B
  . No initial sales charge on purchases.
  . A declining CDSC on shares sold within 6 years of purchase:

  Years Since Purchase                  CDSC
  --------------------                  ----
  Less than 1 year                        5%
  1 year or more but less than 2 years    4     Your purchase of Class B
  2 years or more but less than 3               shares must be for less than
   years                                  3     $250,000, because if you
  3 years or more but less than 4               invest $250,000 or more, you
   years                                  3     will pay less in fees and
  4 years or more but less than 5               charges if you buy another
   years                                  2     Class of shares.
  5 years or more but less than 6
   years                                  1
  6 years or more                         0

  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.
  . Automatic conversion to Class A shares after eight years, resulting in lower ongoing 12b-1 fees.
  . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C
  . Initial sales charge on Fund purchases, as set forth below:

                                                              Regular Dealer
                            Sales Charge       Sales Charge      Discount
   Amount of your              as a %          as a % of Net    as a % of
   Investment          of Offering Price(/1/) Amount Invested Offering Price
   --------------      ---------------------- --------------- --------------
   Less than $100,000           1.00%              1.01%           1.00%
   $100,000--$249,999           0.50               0.50            0.50
   $250,000--
   $1,000,000(/2/)              0.00               0.00            0.00

  (/1/ "Offering)Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
  (/2/ Your)purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.
  . A 1% CDSC on shares sold within eighteen months of purchase.
  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

  . No sales charge on reinvested dividends or capital gain distributions.

  . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class D*
  . No initial sales charge on purchases.
  . A 1% CDSC on shares sold within one year of purchase.
  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.
  . No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

  * Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Class A, Class B, Class C and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares since the date you purchased the shares of the Fund.

Pricing of Fund Shares

When you buy or sell shares of a Fund, you do so at the applicable Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

                       If your buy or sell order is received by your
                       broker/dealer or financial advisor after the close of
 NAV:                  regular trading on the NYSE, or is accepted by Seligman
 Computed              Advisors after the close of business, the order will be
 separately for        executed at the Class's NAV calculated as of the close
 each Class by         of regular trading on the next NYSE trading day. When
 dividing that         you sell shares, you receive the Class's per share NAV,
 Class's share of      less any applicable CDSC.
 the net assets of
 the Fund (i.e.,       The NAV of each Fund's shares is determined each day,
 its assets less       Monday through Friday, on days that the NYSE is open for
 liabilities) by       trading. Because of their higher 12b-1 fees, the NAV of
 the total number      Class B, Class C and Class D shares will generally be
 of outstanding        lower than the NAV of Class A shares of the Fund.
 shares of the
 Class.                Securities owned by the Funds are valued at current
                       market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Funds' Board of Directors.
Opening Your Account
Each Fund's shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy -- Class D."

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:
    . Regular (non-retirement) accounts:$1,000
    . For accounts opened concurrently with Invest-A-Check(R):
    $100 to open if you will be making monthly investments
    $250 to open if you will be making quarterly investments

    You may buy shares of each Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this prospectus for information and to receive the proper forms.

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

   If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form
         (which may require a signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent investments must be for $100 or more.

Shares may be purchased through your authorized financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:
      Seligman Data Corp.
      P.O. Box 9766
      Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy each Fund's shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy each Fund's shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of either Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to either Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon MatrixSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester SM. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses, and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy the same Class shares of either Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending you your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:

      (1) $50,000 or more;

      (2) to be paid to someone other than the account owner; or
      (3) mailed to other than your address of record.


   Signature Guarantee:
   Protects you and each
   Fund from fraud.
   It guarantees that a
   signature is genuine. A
   guarantee must be
   obtained from an eligible
   financial institution.
   Notarization by a notary
   public is not an
   acceptable guarantee.
You may need to provide additional documents to sell Fund shares if you are:

 . a corporation;
 . an executor or administrator;
 . a trustee or custodian; or
 . in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in either Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, or Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 12%, 10%, or 10%, respectively, of the value of your Fund account (at the time of election) annually without a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

 . Refuse an exchange request if:

   1. you have exchanged twice from the same fund in any three-month period;

   2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

   3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

 . Refuse any request to buy Fund shares;

 . Reject any request received by telephone;

 . Suspend or terminate telephone services;

 . Reject a signature guarantee that SDC believes may be fraudulent;

 . Close your fund account if its value falls below $500;

 . Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

 . Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

 . Exchange shares between funds;

 . Change dividend and/or capital gain distribution options;

 . Change your address;

 . Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

 . Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

 . Corporations may not sell Fund shares by phone;

 . IRAs may only exchange Fund shares or request address changes by phone;

 . Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell either Fund's shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of that Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Dividends and Capital Gain Distributions

Each Fund generally pays any dividends from its net investment income and distributes net capital gains realized on investments annually. It is expected that each Fund's distributions will be primarily capital gains.

                         You may elect to:


                         (1) reinvest both dividends and capital gain
 Dividend:                   distributions;

                         (2) receive dividends in cash and reinvest capital
 A payment by a              gain distributions; or
 mutual fund,
 usually derived         (3) receive both dividends and capital gain
 from the fund's             distributions in cash.
 net investment
 income
 (dividends and
 interest earned
 on portfolio
 securities less
 expenses).




                         Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise or if you own either Fund's shares in a Seligman tax-deferred retirement plan.

                         If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

 Capital Gain Distribution:
 A payment to
 mutual fund
 shareholders
 which
 represents
 profits
 realized on the
 sale of
 securities in a
 fund's
 portfolio.

                         Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

                         Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.


                         Dividends on Class B, Class C and Class D shares will
 Ex-dividend Date:       be lower than the dividends on Class A shares as a
 The day on              result of their higher 12b-1 fees. Capital gain
 which any               distributions will be paid in the same amount for each
 declared                Class.
 distributions
 (dividends or
 capital gains)
 are deducted
 from a fund's
 assets before
 it calculates
 its NAV.


Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by a Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by a Fund depending on the length of time that Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

Equity

Specialty
--------------------------------------------------------------------------------
Seligman Communications and
Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Small Company
--------------------------------------------------------------------------------
Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Medium Company
--------------------------------------------------------------------------------
Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

Large Company
--------------------------------------------------------------------------------
Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Balanced
--------------------------------------------------------------------------------
Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

Fixed-Income

Income
--------------------------------------------------------------------------------
Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

Municipal
--------------------------------------------------------------------------------
Seligman Municipal Funds:
National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                      Louisiana                                         New Jersey
 .High-Yield                    Maryland                                          New York
 .Quality                       Massachusetts                                     North Carolina
Colorado                        Michigan                                          Ohio
Florida                         Minnesota                                         Oregon
Georgia                         Missouri                                          Pennsylvania
                                                                                  South Carolina

* A small portion of income may be subject to state taxes.

Money Market
--------------------------------------------------------------------------------
Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

Asset Allocation
Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund
Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund
Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

Financial Highlights

Large-Cap Value Fund

The tables below are intended to help you understand the financial performance of the Fund's Classes for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                          CLASS A
                                                 ----------------------------
                                                   Year ended
                                                   December 31,
                                                 -----------------
                                                                    4/25/97**
                                                                       to
                                                  1999      1998    12/31/97
                                                 -------   -------  ---------
Per Share Data:*
Net asset value, beginning of period............  $10.04    $ 9.09     $7.14

                                                  ------    ------     -----
Income from investment operations:
  Net investment income (loss)..................    0.05      0.06      0.03
  Net gains or losses on securities (both
   realized and unrealized).....................   (0.32)     0.99      2.06

                                                  ------    ------     -----
Total from investment operations................   (0.27)     1.05      2.09

                                                  ------    ------     -----
Less distributions:
  Dividends from net investment income..........   (0.02)    (0.04)    (0.01)
  Distributions from capital gains..............      --     (0.06)    (0.13)

                                                  ------    ------     -----
Total distributions.............................   (0.02)    (0.10)    (0.14)

                                                  ------    ------     -----
Net asset value, end of period..................  $ 9.75    $10.04     $9.09

                                                  ======    ======     =====
Total Return:                                      (2.68)%   11.57%    29.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)........ $46,687   $49,297   $23,699
Ratio of expenses to average net assets.........    1.50%     1.50%     1.47%+
Ratio of net income (loss) to average
 net assets.....................................    0.53%     0.61%     0.58%+
Portfolio turnover rate.........................   30.97%    10.44%    38.74%
Without management fee waiver:***
Ratios:
  Expenses to average net assets................                        2.07%+
  Net income to average net assets..............                       (0.02)%+

--------------

See footnotes on page 24.

Large-Cap Value Fund

                                             CLASS B                 CLASS C
                                    -----------------------------   ----------
                                      Year ended
                                     December 31,       4/25/97**   5/27/99**
                                    -----------------      to           to
                                     1999      1998     12/31/97     12/31/99
                                    -------   -------   ---------   ---------
Per Share Data:*
Net asset value, beginning of
 period............................   $9.96     $9.04      $7.14      $10.55

                                      -----     -----      -----      ------
Income from investment operations:
 Net investment income (loss)......   (0.02)    (0.02)     (0.01)      (0.01)
 Net gains or losses on securities
  (both realized and unrealized)...   (0.32)     1.00       2.04       (0.92)

                                      -----     -----      -----      ------
Total from investment operations...   (0.34)     0.98       2.03       (0.93)

                                      -----     -----      -----      ------
Less distributions:
 Distributions from capital gains..     --      (0.06)     (0.13)        --

                                      -----     -----      -----      ------
Total distributions................     --      (0.06)     (0.13)        --

                                      -----     -----      -----      ------
Net asset value, end of period.....   $9.62     $9.96      $9.04       $9.62

                                      -----     -----      -----      ------
Total Return:                         (3.41)%   10.85 %    28.46%      (8.82)%
Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................ $56,926   $56,342    $16,930      $9,169
Ratio of expenses to average net
 assets............................    2.25%     2.25%      2.25%+      2.36%+
Ratio of net income to average
 net assets........................   (0.22)%   (0.14)%    (0.20)%+    (0.23)%+
Portfolio turnover rate............   30.97%    10.44%     38.74%      30.97%++
Without management fee waiver:***
Ratios:
 Expenses to average net assets....                         2.85%+
 Net income to average net assets..                        (0.80)%+
                                             CLASS D
                                    -----------------------------
                                      Year ended
                                     December 31,       4/25/97**
                                    -----------------      to
                                     1999      1998     12/31/97
                                    -------   -------   ---------
Per Share Data:*
Net asset value, beginning of
 period............................   $9.96     $9.04      $7.14

                                      -----     -----      -----
Income from investment operations:
 Net investment income (loss)......   (0.02)    (0.02)     (0.01)
 Net gains or losses on securities
  (both realized and unrealized)...   (0.32)     1.00       2.04

                                      -----     -----      -----
Total from investment operations...   (0.34)     0.98       2.03

                                      -----     -----      -----
Less distributions:
 Distributions from capital gains..     --      (0.06)     (0.13)

                                      -----     -----      -----
Total distributions................     --      (0.06)     (0.13)

                                      -----     -----      -----
Net asset value, end of period.....   $9.62     $9.96      $9.04

                                      -----     -----      -----
Total Return:                         (3.41)%   10.85%     28.46%
Ratios/Supplemental Data:
Net assets, end of period (in
 thousands)........................ $34,355   $42,886    $10,358
Ratio of expenses to average net
 assets............................    2.25%     2.25%      2.25%+
Ratio of net income (loss) to
 average net assets................   (0.22)%   (0.14)%    (0.20)%+
Portfolio turnover rate............   30.97%    10.44%     38.74%
Without management fee waiver:***
Ratios:
 Expenses to average net assets....                         2.85%+
 Net income to average net assets..                        (0.80)%+

--------

See footnotes on page 24.

Small-Cap Value Fund

The tables below are intended to help you understand the financial performance of the Fund's Classes for the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                         CLASS A
                                                -----------------------------
                                                  Year ended
                                                 December 31,       4/25/97**
                                                -----------------      to
                                                 1999      1998     12/31/97
                                                -------   -------   ---------
Per Share Data:*
Net asset value, beginning of period...........   $7.87     $9.73      $7.14

                                                  -----     -----      -----
Income from investment operations:
 Net investment income (loss)..................   (0.07)    (0.09)     (0.07)
 Net gains or losses on securities (both
  realized and unrealized).....................    0.15     (1.74)      2.67

                                                  -----     -----      -----
Total from investment operations...............    0.08     (1.83)      2.60

                                                  -----     -----      -----
Less distributions:
 Dividends from net investment income..........     --        --         --
 Distributions from capital gains..............   (0.04)    (0.03)     (0.01)

                                                  -----     -----      -----
Total distributions............................   (0.04)    (0.03)     (0.01)

                                                  -----     -----      -----
Net asset value, end of period.................   $7.91     $7.87      $9.73

                                                  =====     =====      =====
Total Return:                                      1.00%   (18.81)%    36.38%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)....... $40,678   $60,383    $87,510
Ratio of expenses to average net assets........    1.86%     1.69%      1.87%+
Ratio of net income (loss) to average
 net assets....................................   (0.92)%   (0.98)%    (1.12)%+
Portfolio turnover rate........................   41.48%    30.06%     15.91%

--------------

See footnotes on page 24.

Small-Cap Value Fund

                                       CLASS B                 CLASS C
                              -----------------------------   ---------
                                Year ended
                                December 31,      4/25/97**   5/27/99**
                              -----------------      to          to
                               1999      1998     12/31/97    12/31/99
                              -------   -------   ---------   ---------
Per Share Data:*
Net asset value, beginning
 of period..................    $7.78     $9.69      $7.14      $8.10

                                -----     -----      -----      -----
Income from investment
 operations:
 Net investment income
  (loss)....................    (0.14)    (0.15)     (0.11)     (0.07)
 Net gains or losses on
  securities (both realized
  and unrealized)...........     0.16     (1.73)      2.67      (0.23)

                                -----     -----      -----      -----
Total from investment
 operations.................     0.02     (1.88)      2.56      (0.30)

                                -----     -----      -----      -----
Less distributions:
 Distributions from
  capital gains.............    (0.04)    (0.03)     (0.01)     (0.04)

                                -----     -----      -----      -----
Total distributions.........    (0.04)    (0.03)     (0.01)     (0.04)

                                -----     -----      -----      -----
Net asset value, end of
 period.....................    $7.76     $7.78      $9.69      $7.76

                                =====     =====      =====      =====
Total Return:                    0.24%   (19.41)%    35.82%     (3.72)%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands).............  $46,030   $71,875    $88,330     $1,254
Ratio of expenses to average
 net assets.................     2.61%     2.44%      2.63%+     2.69%+
Ratio of net income (loss)
 to average net assets......    (1.67)%   (1.73)%    (1.88)%+   (1.65)%+
Portfolio turnover rate.....    41.48%    30.06%     15.91%     41.48%++
                                       CLASS D
                              -----------------------------
                                Year ended
                               December 31,       4/25/97**
                              -----------------      to
                               1999      1998     12/31/97
                              -------   -------   ---------
Per Share Data:*
Net asset value, beginning
 of period..................    $7.78     $9.69      $7.14

                                -----     -----      -----
Income from investment
 operations:
 Net investment income
  (loss)....................    (0.13)    (0.15)     (0.11)
 Net gains or losses on
  securities (both realized
  and unrealized)...........     0.15     (1.73)      2.67

                                -----     -----      -----
Total from investment
 operations.................     0.02     (1.88)      2.56

                                -----     -----      -----
Less distributions:
 Distributions from
  capital gains.............    (0.04)    (0.03)     (0.01)

                                -----     -----      -----
Total distributions.........    (0.04)    (0.03)     (0.01)

                                -----     -----      -----
Net asset value, end of
 period.....................    $7.76     $7.78      $9.69

                                =====     =====      =====
Total Return:                    0.24%   (19.41)%    35.82%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands).............  $24,936   $45,384    $63,360
Ratio of expenses to average
 net assets.................     2.61%     2.44%      2.63%+
Ratio of net income (loss)
 to average net assets......    (1.67)%   (1.73)%    (1.88)%+
Portfolio turnover rate.....    41.48%    30.06%     15.91%

--------
  *Per share amounts are calculated based on average shares outstanding. **Commencement of offering of shares.

*** Seligman, at its discretion, waived portions of its fees for the periods presented.

  +Annualized.
 ++For the year ended December 31, 1999.

How to Contact Us

The Funds               Write:      Corporate Communications/
                                    Investor Relations Department
                                    J. & W. Seligman & Co. Incorporated
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 221-7844 in the US or
                                    (212) 850-1864 outside the US
                        Website:    http://www.seligman.com
Your Regular
(Non-Retirement)
Account                 Write:      Shareholder Services Department
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 221-2450 in the US or
                                    (212) 682-7600 outside the US
                        Website:    http://www.seligman.com
Your Retirement
Account                 Write:      Retirement Plan Services
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 445-1777

                24-hour automated telephone access is
                available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.

For More Information



--------------------------------------------------------------------------------

The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

Statement of Additional Information (SAI) contains additional information about the Funds. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

--------------------------------------------------------------------------------




                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                              J.& W.SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017

Information about the Funds, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Funds are also available on the EDGARDatabase on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER:  811 - 08031

                        SELIGMAN VALUE FUND SERIES, INC.

                         Seligman Large-Cap Value Fund
                         Seligman Small-Cap Value Fund



                      Statement of Additional Information
                                  May 1, 2000

                                100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                      Toll Free Telephone:  (800) 221-2450
     For Retirement Plan Information - Toll-Free Telephone:  (800) 445-1777



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus, dated May 1, 2000, which covers Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund (individually, a
Fund), each a separate fund of Seligman Value Fund Series, Inc. (the Series). This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Series at the above address or telephone numbers.

The financial statements and notes included in each Fund's Annual Report, and the Independent Auditors' Reports thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.



                               Table of Contents

          Series History...........................................   2
          Description of the Series and its Investments and Risks..   2
          Management of the Series.................................   6
          Control Persons and Principal Holders of Securities......  10
          Investment Advisory and Other Services...................  11
          Brokerage Allocation and Other Practices.................  16
          Capital Stock and Other Securities.......................  17
          Purchase, Redemption, and Pricing of Shares..............  17
          Taxation of the Series...................................  23
          Underwriters.............................................  24
          Calculation of Performance Data..........................  25
          Financial Statements.....................................  29
          General Information......................................  29
          Appendix A...............................................  30
          Appendix B...............................................  33

EQVA1

                                 Series History

Seligman Value Fund Series, Inc. was incorporated under the laws of the state of Maryland on January 27, 1997.

            Description of the Series and its Investments and Risks

Classification


Seligman Value Fund Series, Inc. is a diversified open-end management investment company, or mutual fund. It consists of two separate funds: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

Investment Strategies and Risks

The following information regarding each Fund's investments and risks supplements the information contained in the Prospectus.

Derivatives. Each Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. Each Fund will not invest in derivatives for speculative purposes, which means where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. Each Fund will not invest in a specific type of derivative without prior approval from the Series' Board of Directors, after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risks associated with the investment. The only types of derivatives in which each Fund is currently permitted to invest are stock purchase rights and warrants and put options, as more fully described below.

Put Options. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Each Fund will not purchase options for speculative purposes. Purchasing a put option gives a Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

When a Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly.

A put option provides hedge protection during its existence since a Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, a Fund would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. Each Fund's maximum financial exposure will be limited to these costs.

Each Fund may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

Put options on securities may not be available to a Fund on reasonable terms in many situations and a Fund may frequently choose not to purchase options even when they are available. Each Fund's ability to engage in option transactions may be limited by tax considerations.

Rights and Warrants. Each Fund may invest in common stock rights and warrants believed by the investment manager to provide capital appreciation opportunities. Each Fund may not invest in rights and warrants if, at the time of acquisition by the Fund, the investment in rights and warrants would exceed 5% of such Fund's net assets, valued at the lower of cost or market.


Fixed-Income Securities. Each Fund may invest in fixed-income securities that are not required to be rated by a recognized rating agency. As a matter of policy, each Fund will invest only in "investment grade" debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the investment manager, of equivalent quality to "investment grade" securities. Investment grade debt securities are rated within the four highest rating categories as determined by Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). A description of the debt securities ratings appears in Appendix A.

Foreign Securities. Each Fund may invest in commercial paper and certificates of deposit issued by foreign banks and may invest either directly or through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs) (collectively, Depositary Receipts) in other securities of foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.
There may be less information available about a foreign company than about a US company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities and there may be delays and risks attendant in local settlement procedures. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability, the possible nationalization of issuers and the risk of expropriation or restrictions on the repatriation of proceeds of sale. In addition, foreign investments may be subject to withholding and other taxes.

Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs, which are traded in dollars on US Exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. EDRs are typically traded in Europe. GDRs are typically traded in both Europe and the United States. Depositary Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depositary Receipt programs are generally similar, the issuers of securities represented by unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. Each Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depositary Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the 1933 Act)) and other securities that are not readily marketable. Each Fund does not currently expect to invest more than 5% of its assets in such securities. Each Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the investment manager, acting pursuant to procedures approved by the Series' Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the investment manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in a Fund, if and to the extent that, qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which a Fund acquires a money market instrument, generally a US Government obligation qualified for purchase by a Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Each Fund's repurchase agreements will at all times be fully collateralized, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, each Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

Borrowing. Each Fund from time to time may borrow money only from banks and only for temporary, extraordinary or emergency purposes in an amount up to 15% of its total assets at prevailing interest rates and invest the funds in additional securities. Each Fund may pledge its assets only to the extent necessary to effect permitted borrowings on a secured basis. Each Fund's borrowings are limited so that immediately after such borrowing the value of the Fund's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Fund, for any reason, have borrowings that do not meet the above test, then within three business days, such Fund must reduce such borrowings so as to meet the foregoing test. Under these circumstances, a Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of a Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of a Fund could decrease faster than if there had been no borrowings.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and the Board of Directors of the Series may change such policies without the vote of a Fund's shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

- Issue senior securities or borrow money, except for temporary or emergency purposes in an amount not to exceed 15% of the value of its total assets. A Fund will not purchase any securities while outstanding borrowings are greater than 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings on a secured basis;

- Make "short sales" of securities, or purchase securities on "margin," or write or purchase put or call options, except a Fund may purchase put options for hedging purposes as approved by the Series' Board of Directors and as described in the Prospectus and herein;

- As to 75% of the value of its total assets, invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the US Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities of any issuer, or invest to control or manage any company;

- Invest more than 25% of its total assets at market value in the securities of issuers of any one industry, except securities issued or guaranteed by the US Government, its agencies or instrumentalities;

- Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (1940 Act), and other applicable law or for the purpose of hedging the Series' obligations under its deferred compensation plan for directors;

- Purchase or hold any real estate, except each Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investments trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer (other than shares of the Fund), if to the Series' knowledge, those directors or officers of the Series individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

-  Purchase or sell commodities and commodity futures contracts;

- Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter when purchasing or selling portfolio securities; or

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans.

Each Fund may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940 (1940 Act), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.


Each Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover


Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnovers rate for the Large-Cap Value Fund for the years ended December 31, 1999 and 1998 were 30.97% and 10.44%, respectively. The portfolio turnover rates for the Small-Cap Value Fund for the years ended December 31, 1999 and 1998 were 41.48% and 30.06%, respectively.

                            Management of the Series

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Series.

Management Information


Directors and officers of the Series, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Series, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


        Name,                                                                 Principal
      (Age) and             Position(s) Held                             Occupation(s) During
       Address                 with Fund                                     Past 5 Years
----------------------  ------------------------  ------------------------------------------------------------------

  William C. Morris*    Director, Chairman of     Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
         (62)           the Board, Chief          Executive Officer, the Seligman Group of investment companies;
                        Executive Officer and     Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and
                        Chairman of the           Carbo Ceramics Inc., ceramic proppants for oil and gas industry;
                        Executive Committee       and Director, Seligman Data Corp., Kerr-McGee Corporation,
                                                  diversified energy company.  Formerly, Director, Daniel
                                                  Industries Inc., manufacturer of oil and gas metering equipment.

    Brian T. Zino*      Director, President and   Director and President, J. & W. Seligman & Co. Incorporated;
         (47)           Member of the Executive   President (with the exception of Seligman Quality Municipal Fund,
                        Committee                 Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                  Trustee, the Seligman Group of investment companies; Chairman,
                                                  Seligman Data Corp.; Member of the Board of Governors of the
                                                  Investment Company Institute; and Director, ICI Mutual Insurance
                                                  Company, Seligman Advisors, Inc., and Seligman Services, Inc.

  Richard R. Schmaltz*  Director and Member of    Director and Managing Director, Director of Investments, J. & W.
        (59)            the Executive Committee   Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                                  Group of investment companies (except Seligman Cash Management
                                                  Fund, Inc.); Trustee Emeritus of Colby College.  Formerly,
                                                  Director, Seligman Henderson Co. and Director, Investment
                                                  Research at Neuberger & Berman from May 1993 to September 1996.

   John R. Galvin       Director                  Dean, Fletcher School of Law and Diplomacy at Tufts University;
         (70)                                     Director or Trustee, the Seligman Group of investment companies;
   Tufts University                               Chairman Emeritus, American Council on Germany; Governor of the
    Packard Avenue,                               Center for Creative Leadership; Director; Raytheon Co.,
   Medford, MA  02155                             electronics; National Defense University; and the Institute for
                                                  Defense Analyses.  Formerly, Director, USLIFE Corporation, life insurance; Ambassador, U.S. State Department for negotiations in
                                                  Bosnia; Distinguished Policy Analyst at Ohio State University and
                                                  Olin Distinguished Professor of National Security Studies at the
                                                  United States Military Academy.  From June 1987 to June 1992, he
                                                  was the Supreme Allied Commander, Europe and the
                                                  Commander-in-Chief, United States European Command.

        Name,                                                                 Principal
      (Age) and            Position(s) Held                              Occupation(s) During
       Address                 With Fund                                     Past 5 Years
---------------------  -------------------------  ------------------------------------------------------------------

  Alice S. Ilchman             Director           Retired President, Sarah Lawrence College; Director or Trustee,
        (65)                                      the Seligman Group of investment companies; Trustee, the
 18 Highland Circle,                              Committee for Economic Development; and Chairman, The Rockefeller
   Bronxville, NY                                 Foundation, charitable foundation.  Formerly, Trustee, The Markle
      10708                                       Foundation, philanthropic organization; and Director, New York
                                                  Telephone Company; and International Research and Exchange Board,
                                                  intellectual exchanges.

 Frank A. McPherson            Director           Retired Chairman and Chief Executive Officer of Kerr-McGee
       (67)                                       Corporation; Director or Trustee, the Seligman Group of
   2601 Northwest                                 investment companies; Director, Kimberly-Clark Corporation,
    Expressway,                                   consumer products; Conoco Inc, oil exploration and production;
    Suite 805E                                    Bank of Oklahoma Holding Company; Baptist Medical Center;
 Oklahoma City, OK                                Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical
      73112                                       Research Foundation; and National Boys and Girls Clubs of
                                                  America; and Member of the Business Roundtable and National
                                                  Petroleum Council.  Formerly, Chairman, Oklahoma City Public
                                                  Schools Foundation; and Director, Federal Reserve System's Kansas
                                                  City Reserve Bank and the Oklahoma City Chamber of Commerce.

    John E. Merow              Director           Retired Chairman and Senior Partner, Sullivan & Cromwell, law
        (70)                                      firm; Director or Trustee, the Seligman Group of investment
  125 Broad Street,                               companies; Director, Commonwealth Industries, Inc., manufacturers
    New York, NY                                  of aluminum sheet products; the Foreign Policy Association;
       10004                                      Municipal Art Society of New York; the U.S. Council for
                                                  International Business; and New York-Presbyterian Hospital;
                                                  Chairman, New York-Presbyterian Healthcare Network, Inc.;
                                                  Vice-Chairman, the U.S.-New Zealand Council; and Member of the
                                                  American Law Institute and Council on Foreign Relations.

  Betsy S. Michel             Director            Attorney; Director or Trustee, the Seligman Group of investment
        (57)                                      companies; Trustee, The Geraldine R. Dodge Foundation, charitable
    P.O. Box 719,                                 foundation.  Formerly, Chairman of the Board of Trustees of St.
   Gladstone, NJ                                  George's School (Newport, RI) and, Director, the National
       07934                                      Association of Independent Schools (Washington, DC).

   James C. Pitney             Director           Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director
        (73)                                      or Trustee, the Seligman Group of investment companies.
   Park Avenue at                                 Formerly, Director, Public Service Enterprise Group, public
 Morris County, P.O.                              utility.
      Box 1945,
   Morristown, NJ
       07962

        Name,                                                                 Principal
      (Age) and            Position(s) Held                              Occupation(s) During
       Address                 With Fund                                     Past 5 Years
---------------------  -------------------------  ------------------------------------------------------------------

  James Q. Riordan             Director           Director or Trustee, the Seligman Group of investment companies;
        (72)                                      Director, The Houston Exploration Company, oil exploration; The
  2893 S. E. Ocean                                Brooklyn Museum, KeySpan Energy Corporation; and Public
     Boulevard,                                   Broadcasting Service; and Trustee, the Committee for Economic
  Stuart, FL  34996                               Development.  Formerly, Co-Chairman of the Policy Council of the
                                                  Tax Foundation; Director, Tesoro Petroleum Companies, Inc. and
                                                  Dow Jones & Company, Inc.; Director and President, Bekaert
                                                  Corporation; and Co-Chairman, Mobil Corporation.

  Robert L. Shafer             Director           Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
        (67)                                      Trustee, the Seligman Group of investment companies.  Formerly,
96 Evergreen Avenue,                              Director, USLIFE Corporation, life insurance.
   Rye, NY  10580

  James N. Whitson             Director           Director and Consultant, Sammons Enterprises, Inc., a diversified
        (65)                                      holding company; Director or Trustee, the Seligman Group of
  6606 Forestshire                                investment companies; Director, C-SPAN, cable television, and
       Drive,                                     CommScope, Inc., manufacturer of coaxial cables.  Formerly,
  Dallas, TX 75230                                Executive Vice President, Chief Operating Officer, Sammons
                                                  Enterprises, Inc.

   Neil T. Eigen          Vice President and      Managing Director, J. & W. Seligman & Co. Incorporated.  Vice
       (57)               Portfolio Manager       President and Portfolio Manager, Seligman Portfolios, Inc.
                                                  Formerly, Senior Managing Director, Chief Investment Officer and
                                                  Director of Equity Investing, Bear Stearns Asset Management.

 Lawrence P. Vogel          Vice President        Senior Vice President, Finance, J. & W. Seligman & Co.
       (43)                                       Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.;
                                                  Vice President, the Seligman Group of investment companies, and
                                                  Seligman Services, Inc.; Vice President and Treasurer, Seligman
                                                  International, Inc.  Formerly, Treasurer, Seligman Henderson Co.

   Frank J. Nasta              Secretary          General Counsel, Senior Vice President, Law and Regulation and
        (35)                                      Corporate Secretary, J. & W. Seligman & Co. Incorporated;
                                                  Secretary, the Seligman Group of investment companies, Seligman
                                                  Advisors, Inc., Seligman Services, Inc., Seligman International,
                                                  Inc. and Seligman Data Corp.  Formerly, Secretary, Seligman
                                                  Henderson Co.

   Thomas G. Rose              Treasurer          Treasurer, the Seligman Group of investment companies and
        (42)                                      Seligman Data Corp.


The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Series for which no market valuation is available, and to elect or appoint officers of the Series to serve until the next meeting of the Board.

Directors and officers of the Series are also directors and officers of some or all of the other investment companies in the Seligman Group.


Compensation
                                                                   Pension or         Total Compensation
                                                Aggregate      Retirement Benefits     from Series and
                 Name and                     Compensation     Accrued as Part of       Series Complex
            Position with Fund               from Series (1)     Series Expenses     to Directors (1)(2)
------------------------------------------  -----------------  -------------------  ----------------------
William C. Morris, Director and Chairman           N/A                 N/A                   N/A
Brian T. Zino, Director and President              N/A                 N/A                   N/A
Richard R. Schmaltz, Director                      N/A                 N/A                   N/A
John R. Galvin, Director                        $1,477                 N/A               $82,000
Alice S. Ilchman, Director                       1,437                 N/A                80,000
Frank A. McPherson, Director                     1,437                 N/A                78,000
John E. Merow, Director                          1,477                 N/A                80,000
Betsy S. Michel, Director                        1,477                 N/A                82,000
James C. Pitney, Director                        1,397                 N/A                74,000
James Q. Riordan, Director                       1,437                 N/A                80,000
Robert L. Shafer, Director                       1,437                 N/A                80,000
James N. Whitson, Director                       1,437(3)              N/A                80,000(3)


(1) For the year ended December 31, 1999. Effective January 21, 2000, the per meeting fee for Directors was increased by $1,000, which is allocated among all Funds in the Fund Complex.
(2) The Seligman Group of investment companies consists of twenty investment companies.
(3) Deferred.



The Series has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Series has adopted a deferred compensation plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Series to Mr. Whitson as of December 31, 1999 was $4,243.


The Series may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the Fund's deferred compensation plan.

Sales Charges


Class A shares of each Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Series, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Series.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


Code of Ethics


Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless an exemption has been obtained from Seligman's Director of Compliance.


The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of April 7, 2000, there was no person or persons who controlled either the Large-Cap Value Fund or the Small-Cap Value Fund, either through a significant ownership of shares or any other means of control.

Principal Holders


As of April 7, 2000, 12.59% of the Large-Cap Value Fund's Class A shares of capital stock then outstanding, 40.82% of the Large-Cap Value Fund's Class B shares of capital stock then outstanding and 21.18% of the Large-Cap Value Fund's Class D shares of capital stock then outstanding, were registered in the name of Merrill Lynch, Pierce Fenner & Smith Incorporated, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246. As of the same date, no shareholders owned 5% or more of the Large-Cap Value Fund's Class C shares of capital stock then outstanding.


As of April 7, 2000, 12.49% of the Small-Cap Value Fund's Class A shares of capital stock then outstanding, 32.69% of the Small-Cap Value Fund's Class B shares of capital stock then outstanding and 30.16% of the Small-Cap Value Fund's Class D shares of capital stock then outstanding, were registered in the name of Merrill Lynch, Pierce Fenner & Smith Incorporated, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246. As of the same date, 5.12% of the Small-Cap Value Fund's Class A shares of capital stock then outstanding were registered in the name Sterling Trust Company Custodian FBO Plumbers Local Union No 93, 1380 Lawrence Street, Suite 1400, Denver, CO 80204, and 6.01% of the Small-Cap Value Fund's Class C shares of capital stock then outstanding were registered in the name of Investors Fiduciary Trust Company, Custodian For Robert Harland, 38787 Road 74, Dinuba, CA 93618-9762.

Management Ownership


As of April 7, 2000, Directors and officers of the Series as a group owned 6.10% of the Large-Cap Value Fund's Class A shares of capital stock then outstanding and 3.24% of the Small-Cap Value Fund's Class A shares of capital stock then outstanding. As of the same date, no Directors or officers of either Series owned Class B shares, Class C shares or Class D shares of capital stock then outstanding.

                     Investment Advisory and Other Services

Investment Manager


Seligman manages each Fund of the Series. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris owns a majority of the outstanding voting securities of Seligman. See Appendix B for further history of Seligman.

All of the officers of the Series listed above are officers or employees of Seligman. Their affiliations with the Series and with Seligman are provided under their principal business occupations.


Each Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .80% of the Large-Cap Value Fund's average daily net assets and 1.00% of the Small-Cap Value Fund's average daily net assets. Seligman, at its discretion, waived a portion of its fees for the Large-Cap Value Fund for the period ended December 31, 1997. The management fees paid by the Large-Cap Value Fund for the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997 were $1,303,424, $862,479 and $36,266, respectively, or .80%, .80% and .20% per annum, respectively, of its average daily net assets. The management fees paid by the Small-Cap Value Fund for the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997 were $1,413,866, $2,255,973 and $819,194, respectively, or 1% per annum of its average daily net assets.

Each Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying their respective shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Series not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. Certain expenses are allocated between each Fund in a manner determined by the Board of Directors to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Series for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Board of Directors on March 20, 1997 and by the sole shareholder of each Fund on April 7, 1997. The Management Agreement will continue in effect until December 31, of each year if
(1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and
(2) Seligman shall not have notified the Series at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by either Fund, without penalty, on 60 days written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.






Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Series. Those individuals identified above under "Management Information" as directors or officers of the Series and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement dated March 20, 1997, subject to the control of the Board of Directors, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Series with such office space, administrative and other services and executive and other personnel as are necessary for Series operations. Seligman pays all of the compensation of directors of the Series who are employees or consultants of Seligman and of the officers and employees of the Series. Seligman also provides senior management for Seligman Data Corp., the Series' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Series.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Series with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:
---------------



                                   Sales Charge              Sales Charge               Reallowance
                                     as a % of               as a % of Net               as a % of
Amount of Purchase               Offering Price(1)          Amount Invested            Offering Price
---------------------------  --------------------------  -----------------------  --------------------------

Less than $50,000                    4.75%                        4.99%                     4.25%
$50,000  -  $99,999                  4.00                         4.17                      3.50
$100,000  -  $249,999                3.50                         3.63                      3.00
$250,000  -  $499,999                2.50                         2.56                      2.25
$500,000  -  $999,999                2.00                         2.04                      1.75
$1,000,000 and over                     0                            0                         0

(1) "Offering Price" is the amount that you actually pay for each Fund's shares; it includes the initial sales charge.


Class C shares:
---------------

                                      Sales Charge            Sales Charge              Reallowance
                                        as a % of            as a % of Net               as a % of
Amount of Purchase                  Offering Price(1)       Amount Invested            Offering Price
--------------------------------  ---------------------  ----------------------  --------------------------

Less than  $100,000                       1.00%                   1.01%                      1.00%
$100,000  -  $249,999                     0.50                    0.50                       0.50
$250,000  -  $1,000,000                      0                       0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.



Seligman Services, Inc. (Seligman Services) an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received commissions from certain sales of shares of the Large-Cap Value Fund in the amount of $466, $3,184 and $725, respectively. For the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received commissions from certain sales of shares of the Small-Cap Value Fund in the amount of $883, $2,646 and $4,687, respectively.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of such Fund's Class A, Class B, Class C and Class D shares, respectively. Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund's shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a methodology approved by the Series' Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A
-------


Under the 12b-1 Plan, each Fund, with respect to its Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of such Fund's Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund's 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares. The total amount paid to Seligman Advisors in respect of Class A shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1999 was $130,350 and $123,760, respectively, equivalent to .25% per annum of each Fund's Class A shares' average daily net assets.

Class B
-------


Under the 12b-1 Plan, each Fund, with respect to its Class B shares, pays monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class B shares. This fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to a third party, FEP Capital, L.P., to compensate it for having funded, at the time of sale Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .25% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to
 .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or FEP Capital, L.P. in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each

Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and FEP Capital, L.P. are not reimbursed for expenses which exceed such fees. If a Fund's 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or FEP Capital, L.P. with respect to its Class B shares. The total amount paid in respect of Class B shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1999 was $614,698 and $580,076, respectively, equivalent to 1% per annum of each Fund's Class B shares' average daily net assets.

Class C
-------


Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C share sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amounts paid to Seligman Advisors in respect of Class C shares of the Large-Cap Value Fund and the Small-Cap Value Fund from May 27, 1999 (inception) to December 31, 1999 were $27,702 and $4,122, respectively, equivalent to 1% per annum of each Fund's Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 1999, Seligman Advisors incurred $149,489 and $22,061, of unreimbursed expenses in respect of Class C shares of the Large-Cap Value Fund and the Small-Cap Value Fund, respectively, equal to 1.63% and 1.76%, respectively, of their net assets.


If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class C shares.


Class D
-------


Under the 12b-1 Plan, each Fund, with respect to its Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund's Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. The total amount paid to Seligman Advisors in respect of Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund for the year ended December 31, 1999 was $461,833 and $332,800, respectively, equivalent to 1% per annum of each Fund's Class D shares' average daily net assets.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 1999, Seligman Advisors incurred $73,722 and $90,132, of unreimbursed expenses in respect of Class D shares of the Large-Cap Value Fund and the Small-Cap Value Fund, respectively equal to .21% and .36%, respectively, of their net assets.

If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.

Payments made by the Large-Cap Value Fund and the Small-Cap Value Fund under each Fund's 12b-1 Plan for the year ended December 31, 1999, were spent on the following activities in the following amounts:


                              Compensation to    Compensation to        Other
Fund/Class                     Underwriters       Broker/Dealers    Compensation*
----------                    ---------------    ---------------    -------------
Large-Cap Value Fund/A           $    -0-            $130,350         $    -0-
Large-Cap Value Fund/B*          $    -0-            $153,874         $460,824
Large-Cap Value Fund/C**         $ 27,702            $    -0-         $    -0-
Large-Cap Value Fund/D           $129,488            $332,345         $    -0-

Small-Cap Value Fund/A           $    -0-            $123,760         $    -0-
Small-Cap Value Fund/B*          $    -0-            $145,040         $435,036
Small-Cap Value Fund/C**         $  4,122            $    -0-         $    -0-
Small-Cap Value Fund/D           $ 66,145            $266,655         $    -0-

* Payment is made to FEP Capital, L.P. to compensate it for having funded at the time of sale, payments to broker/dealers and underwriters.
** From May 27, 1999 (inception) to December 31, 1999.


The 12b-1 Plans were approved on March 20, 1997 by the Board of Directors of the Series, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (Qualified Directors) and by the sole shareholder of each Fund on April 7, 1997. The 12b-1 Plan was approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1

Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Series be made by such disinterested Directors.


Seligman Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor and receives compensation pursuant to each Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 1999 and 1998, and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received distribution and service fees pursuant to the Large-Cap Value Fund's 12b-1 Plan in the amounts of $14,754, $10,268 and $2,587, respectively. For the years ended December 31, 1999 and 1998, and for the period April 25, 1997 (inception) through December 31, 1997, Seligman Services received distribution and service fees pursuant to the Small-Cap Value Fund's 12b-1 Plan in the amounts of $10,364, $10,913 and $3,777, respectively.

                    Brokerage Allocation and Other Practices

Brokerage Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities for each Fund of the Series. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which the Series' directors and/or officers are affiliated.


For the years ended December 31, 1999 and 1998, and for the period April 25, 1997 (inception) through December 31, 1997, the Large-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $133,709, $134,613 and $80,073, respectively. For the years ended December 31, 1999 and 1998, and for the period April 25, 1997 (inception) through December 31, 1997, the Small-Cap Value Fund paid total brokerage commissions to others for execution, research and statistical services in the amounts of $286,199, $235,785 and $333,924, respectively. The amount of brokerage commissions paid by the Large-Cap Value Fund has increased materially from 1997 due to the Fund's increase in new assets under management and the Fund's completion of a full year of portfolio transactions for 1998 and 1999, in comparison to 1997 where the Fund was only in operation for the period April 25, 1997 (inception) through December 31, 1997.

Commissions


For the years ended December 31, 1999 and 1998, and for the period April 25, 1997 (inception) through December 31, 1997, the Series did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Series, Seligman, or Seligman Advisors.

Brokerage Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by brokers or dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to a Fund. In addition, Seligman is authorized to place orders with brokers who provide supplemental investment and market research and security and economic analysis although the use of such brokers may result in a higher brokerage charge to the Series than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Series.

Directed Brokerage


During the year ended December 31, 1999, neither the Series nor Seligman, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of its brokerage transactions to a broker because of research services provided.

Regular Broker-Dealers


During the year ended December 31, 1999, neither Fund of the Series acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                       Capital Stock and Other Securities

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into four classes, designated as Class A common stock, Class B common stock, Class C common stock and Class D common stock. Each share of a Fund's Class A, Class B, Class C and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Series has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no liquidation, conversion or prescriptive rights.

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

                  Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A
-------

Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of a Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a director or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

  1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series prospectus, reports, and other shareholder communications.

  2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

  3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Series may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Series' shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series' shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series' shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series' shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more either alone or through a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B
-------

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                     CDSC
--------------------                     ----
Less than 1 year                          5%
1 year or more but less than 2 years      4%
2 years or more but less than 3 years     3%
3 years or more but less than 4 years     3%
4 years or more but less than 5 years     2%
5 years or more but less than 6 years     1%
6 years or more                           0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C
-------

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D
-------

Class D shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund's Systematic Withdrawal Plan to withdraw up to 12% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class B and Class D shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Series;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman

Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, the Series may accept securities in payment for Series' shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Series does not presently intend to accept securities in payment for its shares. Generally, the Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Series and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Series may reject in whole or in part offers to pay for Series' shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Series' shares at any time without notice. The Series will not accept restricted securities in payment for shares. The Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series' shares will have an active and substantial market and have a value which is readily ascertainable.

Fund Reorganizations

Class A shares and Class C shares of each Fund of the Series may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of a Fund's shares if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Series will also determine NAV for each class of a Fund on each day in which there is a sufficient degree of trading in a Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class of a Fund is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.

Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by each Fund will be subtracted from its net asset value.

Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

For purposes of determining the net asset value per share of each Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up


Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B and Class D shares are sold at NAV(2). Using each Class's NAV at December 31, 1999, the maximum offering price of each Fund's shares is as follows:


                                                       Large-Cap   Small-Cap
                                                       Value Fund  Value Fund
                                                       ----------  ----------
Class A
-------
  Net asset value per share..........................      $ 9.75       $7.91

  Maximum sales charge (4.75% of offering price).....         .49         .39
                                                           ------       -----

  Offering price to public...........................      $10.24       $8.30
                                                           ======       =====

Class B
-------
  Net asset value and offering price per share(2)....      $ 9.62       $7.76
                                                           ======       =====

Class C
-------
  Net asset value per share..........................      $ 9.62       $7.76

  Maximum sales charge (1.00% of offering price(1))..         .10         .08
                                                           ------       -----

  Offering price to public...........................      $ 9.72       $7.84
                                                           ======       =====

Class D
-------
  Net asset value and offering price per share(2)....      $ 9.62       $7.76
                                                           ======       =====
-----------------------



(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares with in 18 months of purchase.

(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind


The procedures for selling Series' shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                             Taxation of the Series

Each Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent designated as derived from a Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Series' capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Each Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Series may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Series may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Series and Seligman Advisors are parties to a Distributing Agreement dated March 20, 1997 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Series. Seligman Advisors accepts orders for the purchase of the Series' shares, which are offered continuously. As general distributor of the Series' shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Large-Cap Value Fund for the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997, amounted to $291,421, $505,337 and $442,967, respectively, of which $34,003, $57,852 and $29,676, respectively, was retained by Seligman Advisors. Total initial sales charges paid by shareholders of Class C shares of the Large-Cap Value Fund for the period from May 27, 1999 (inception) to December 31, 1999 amounted to $96,255, none of which was retained by Seligman Advisors. No Class C shares of the Large-Cap Value Fund were issued or outstanding during the year ended December 31, 1998 or the period from April 25, 1997 (inception) through December 31, 1997.


Total initial sales charges paid by shareholders of Class A shares of the Small-Cap Value Fund for the years ended December 31, 1999 and 1998 and for the period April 25, 1997 (inception) through December 31, 1997 amounted to $104,451, $556,351 and $2,115,552, respectively, of which $11,928, $61,808 and
$194,285, respectively, was retained by Seligman Advisors. Total initial sales charges paid by shareholders of Class C shares of the Small-Cap Value Fund for the period from May 27, 1999 (inception) to December 31, 1999 amounted to $13,377, none of which was retained by Seligman Adviors. No Class C shares of the Small-Cap Value Fund were issued or outstanding during the year ended December 31, 1998 or the period from April 25, 1997 (inception) through December 31, 1997.

Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Series, received the following commissions and other compensation from each Fund during its year ended December 31, 1999:



                                                  Compensation on
                           Net Underwriting       Redemptions and
                            Discounts and           Repurchases
                             Commissions         (CDSC on Class A,
                            (Class A Sales      Class C and Class D        Brokerage             Other
Fund                      Charges Retained)       Shares Retained)        Commissions       Compensation(1)
----                      -----------------     -------------------       -----------       ---------------
Large-Cap Value                $34,003                $39,625                 $-0-              $18,643

Small-Cap Value                $11,928                $36,980                 $-0-               $7,678


 (1) Seligman Advisors has sold its rights to collect the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to FEP Capital, L.P., in connection with an arrangement with FEP Capital, L.P. as discussed above under "12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from FEP Capital, L.P. based on the value of Class B shares sold. Such payments received for the year ended December 31, 1999 are reflected in the table.

Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


                        Calculation of Performance Data

Class A
-------


The average annual total returns for Class A shares of the Large-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (7.30)% and 11.40%, respectively. The average annual total returns for Class A shares of the Small-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (3.77)% and 2.36%, respectively. These returns were computed by subtracting the maximum sales charge of 4.75% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund's Class A shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed. The average annual total returns were then determined by calculating the rate required for the initial investment to grow to the amount which would have been received upon redemption (income and capital).


Table A below illustrates the total return (income and capital) on Class A shares of each Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class A shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of

$1,336 on December 31, 1999, resulting in an aggregate total return of 33.63%; and a $1,000 investment in Class A shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $1,065 on December 31, 1999, resulting in an aggregate total return of 6.46%.

Class B
-------


The average annual total returns for Class B shares of the Large-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (8.24)% and 11.68%, respectively. The average annual total returns for Class B shares of the Small-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (4.75)% and 2.45%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by each Fund's Class B shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the applicable CDSC.


Table B illustrates the total return (income and capital) on Class B shares of each Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class B shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $1,345 on December 31, 1999, resulting in an aggregate total return of 34.53%; and a $1,000 investment in Class B shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $1,067 on December 31, 1999, resulting in an aggregate total return of 6.72%.

Class C
-------


The total return for Class C shares of the Large-Cap Value Fund for the period from May 27, 1999 (inception) through December 31, 1999 was (10.66)%. The total return for Class C shares of the Small-Cap Value Fund for the period from May 27, 1999 (inception) through December 31, 1999 was (5.61)%. These returns were computed by subtracting the maximum sales charge of 1.00% of the public offering price and assuming that all of the dividends and capital gain distributions paid by each Fund's Class C shares, if any, were reinvested over the period. It was then assumed that at the end of the period, the entire amount was redeemed, subtracting the 1% CDSC.


Table C illustrates the total return (income and capital) on Class C shares of each Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class C shares of the Large-Cap Value Fund made on May 27, 1999 (commencement of offering) had a value of $893 on December 31, 1999, resulting in an aggregate total return of (10.66)%; and a $1,000 investment in Class C shares of the Small-Cap Value Fund made on May 27, 1999 (commencement of offering) had a value of $944 on December 31, 1999, resulting in an aggregate total return of (5.61)%.

Class D
-------


The average annual total returns for Class D shares of the Large-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (4.38)% and 12.60%, respectively. The average annual total returns for Class D shares of the Small-Cap Value Fund for the one year ended December 31, 1999 and for the period April 25, 1997 (inception) through December 31, 1999 were (0.76)% and 3.51%, respectively. These returns were computed assuming that all of the dividends and capital gain distributions paid by each Fund's Class D shares, if any, were reinvested over the relevant time period. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Table D illustrates the total return (income and capital) on Class D shares of each Fund, assuming all dividends and capital gain distributions are reinvested in additional shares. It shows that a $1,000 investment in Class D shares of the Large-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $1,375 on December 31, 1999, resulting in an aggregate total return of 37.53%; and a $1,000 investment in Class D shares of the Small-Cap Value Fund made on April 25, 1997 (commencement of offering) had a value of $1,097 on December 31, 1999, resulting in an aggregate total return of 9.72%.

The results shown should not be considered a representation of the dividend income or gain in capital value which may be realized from an investment made in a class of shares of the Series today.

                            TABLE A - CLASS A SHARES

                         Value of            Value of            Value             Total Value
   Period/Year            Initial          Capital Gain            of                   of                    Total
     Ended(1)          Investment(2)       Distributions       Dividends          Investment(2)            Return(1)(3)
------------------  -------------------  -----------------  ----------------  ----------------------  ----------------------
     Large-Cap
    Value Fund
     12/31/97            $1,212                $18               $  1                 $1,231
     12/31/98             1,339                 27                  7                  1,373
     12/31/99             1,300                 26                 10                  1,336                  33.63%

     Small-Cap
    Value Fund
     12/31/97            $1,297                $ 1               $-0-                 $1,298
     12/31/98             1,049                  5                -0-                  1,054
     12/31/99             1,055                 10                -0-                  1,065                   6.46%


                            TABLE B - CLASS B SHARES


                         Value of            Value of            Value             Total Value
   Period/Year            Initial          Capital Gain            of                   of                    Total
     Ended(1)          Investment(2)       Distributions       Dividends          Investment(2)            Return(1)(3)
------------------  -------------------  -----------------  ----------------  ----------------------  ----------------------
     Large-Cap
    Value Fund
     12/31/97            $1,267                $18                $-0-                $1,285
     12/31/98             1,395                 29                 -0-                 1,424
     12/31/99             1,317                 28                 -0-                 1,345                  34.53%

     Small-Cap
    Value Fund
     12/31/97            $1,357                $ 1                $-0-                $1,358
     12/31/98             1,090                  5                 -0-                 1,095
     12/31/99             1,057                 10                 -0-                 1,067                   6.72%

                            TABLE C - CLASS C SHARES


                         Value of            Value of            Value             Total Value
      Period              Initial          Capital Gain            of                   of                    Total
     Ended(1)          Investment(2)       Distributions       Dividends          Investment(2)            Return(1)(3)
------------------  -------------------  -----------------  ----------------  ----------------------  ----------------------
    Large-Cap
    Value Fund
     12/31/99            $893                  $-0-               $-0-                 $893                (10.66)%

     Small-Cap
    Value Fund
     12/31/99            $939                  $  5               $-0-                 $944                 (5.61)%

                            TABLE D - CLASS D SHARES


                         Value of            Value of            Value             Total Value
   Period/Year            Initial          Capital Gain            of                   of                    Total
     Ended(1)          Investment(2)       Distributions       Dividends          Investment(2)            Return(1)(3)
------------------  -------------------  -----------------  ----------------  ----------------------  ----------------------
     Large-Cap
    Value Fund
     12/31/97            $1,267                $18                 $-0-               $1,285
     12/31/98             1,395                 29                  -0-                1,424
     12/31/99             1,347                 28                  -0-                1,375                  37.53%

     Small-Cap
    Value Fund
     12/31/97            $1,357                $ 1                 $-0-               $1,358
     12/31/98             1,090                  5                  -0-                1,095
     12/31/99             1,087                 10                  -0-                1,097                   9.72%

_______________________


(1) For the year ended December 31, 1997, the performance of the Class A, Class B and Class D shares represents the performance for the period from April 25, 1997 (commencement of offering) through December 31, 1997. For the year ended December 31, 1999, the performance for Class C shares represents the performance for the period from May 27, 1999 (commencement of offering) through December 31, 1999.

(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge or CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.


(3) "Total Return" for each class of shares of each Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum sales charge for Class A shares and Class C shares; determining total value of all dividends and capital gain distributions that would have been paid during the period on such shares assuming that each dividend or capital gain distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.


Each Fund may, from time to time, make reference in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Services, Inc., an independent reporting service which monitors the performance of mutual funds. In calculating the total return of each Fund's Class A, Class B, Class C and Class D shares, respectively, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales charges. Each Fund may also refer in advertisements in other promotional material to articles, comments, listings and columns in the financial press pertaining to such Fund's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

Each Fund's advertising or promotional material may make reference to such Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely a Fund's performance has varied from its average performance, and is an indicator of a Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.

                              Financial Statements


Each Fund's Annual Report to shareholders for the year ended December 31, 1999 contains a schedule of investments as of December 31, 1999 as well as certain other financial information as of that date. The financial statements and notes included in the Annual Reports, and the Independent Auditors' Reports thereon, are incorporated herein by reference. These Reports will be furnished without charge to investors who request copies of this SAI.

                              General Information


Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian of the Series. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for each Fund of the Series.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Series. Their address is Two World Financial Center, New York, New York 10281.

                                   Appendix A


MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of

J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

 .  Helps finance America's fledgling railroads through underwritings.
 . Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
 .  Becomes a prominent underwriter of corporate securities, including New York
   Mutual Gas Light Company, later part of Consolidated Edison.
 .  Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
 .  Is appointed U.S. Navy fiscal agent by President Grant.
 . Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

 .  Helps Congress finance the building of the Panama Canal.

 ...1910s

 . Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

 . Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

 . Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

 . Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

 .  Establishes Investment Advisory Service.

 ...1940s

 .  Helps shape the Investment Company Act of 1940.
 .  Leads in the purchase and subsequent sale to the public of Newport News
   Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
 .  Assumes management of National Investors Corporation, today Seligman Growth
   Fund, Inc.
 .  Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

 .  Develops new open-end investment companies.  Today, manages more than 50 mutual fund portfolios.
 .  Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.
 .  Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations
   Corporation.
 . Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

 .  Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality
   Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.


 . Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.


 . Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller
   Companies Fund, Seligman Global Technology Fund, Seligman Global Growth
   Fund and Seligman Emerging Markets Fund.

 . Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.


 .  Launches innovative Seligman New Technologies Fund, Inc., a closed-end
   "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000


 . Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

                                                                  File 333-20621
                                                                   No. 811-08031

PART C.  OTHER INFORMATION
------   -----------------

Item 23.  Exhibits.
-------   ---------


      All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.


(a) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(a)(1) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Initial Registration Statement filed on January 29,
       1997.)


(b) By-Laws of Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(c)    Specimen Stock Certificate.

(d) Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)


(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(e)(3) Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Value Fund Series, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on April 30, 1998.)

(g) Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(h)    Not applicable.


(i) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

(j)    *Consent of Independent Auditors.

(k)    Not applicable.

                                                                  File 333-20621
                                                                   No. 811-08031

PART C.  OTHER INFORMATION
------   -----------------


(l) Form of Purchase Agreement (Investment Letter) in respect of Class C shares between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(l)(1) Purchase Agreement (Investment Letter) between Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)


(l)(2) Amended Administration, Shareholder Services and Distribution Plan of each of the Seligman Large-Cap Value and Small-Cap Value Funds. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)


(m)(1) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28,
       1999.)


(o) Plan of Multiple Classes of Shares (four Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on May 28, 1999.)

(p)    *Code of Ethics.


(Other Exhibits)  Powers of Attorney.  (Incorporated by reference to
                  Registrant's Pre-Effective Amendment No. 2 filed on April 17, 1997.)

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  --------------------------------------------------------------
          None.

Item 25.  Indemnification.  Reference is made to the provisions of Article
--------  ----------------
          Twelfth of Registrant's Articles of Incorporation filed as Exhibit 24(b)(1) of the Registrant's Registration Statement, filed on Form N-1A on January 31, 1997 and Article VII of Registrant's By-laws filed as Exhibit 24(b)(2) to Registrant's Pre-Effective Amendment No. 2 to the Registration Statement.


          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act as is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser.  J. & W.
--------  -----------------------------------------------------
          Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment adviser. Seligman also serves as investment adviser to nineteen other associated investment companies. They are:
          Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc. Seligman Select Municipal Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and Tri-Continental Corporation.

                                                                  File 333-20621
                                                                   No. 811-08031


PART C.  OTHER INFORMATION (continued)
-------  -----------------


       Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Forms ADV, filed by Seligman pursuant to the Investment Advisers Act of 1940, as amended (SEC File Nos. 801-15798), which was filed on March 30, 2000.

Item 27.    Principal Underwriters.
-------     -----------------------


  (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Time Horizon/Harvester Series, Inc.

(b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                             Seligman Advisors, Inc.
                             -----------------------
                              As of March 31, 2000
                              --------------------

           (1)                                   (2)                               (3)
     Name and Principal                Positions and Offices             Positions and Offices
      Business Address                    with Underwriter                  with Registrant
--------------------------------  -------------------------------   -------------------------------
     William C. Morris*           Director                          Chairman of the Board and Chief
     Brian T. Zino*               Director                          Executive Officer
     Ronald T. Schroeder*         Director                          President and Director
     Fred E. Brown*               Director                          None
     William H. Hazen*            Director                          Director Emeritus
     Thomas G. Moles*             Director                          None
     David F. Stein*              Director                          None
     Stephen J. Hodgdon*          President and Director            None
     Charles W. Kadlec*           Chief Investment Strategist       None
     Lawrence P. Vogel*           Senior Vice President, Finance    None
     Edward F. Lynch*             Senior Vice President, National   Vice President
                                  Sales Director                    None
     James R. Besher              Senior Vice President, Division
     14000 Margaux Lane           Sales Director                    None
     Town & Country, MO  63017
     Gerald I. Cetrulo, III       Senior Vice President, Sales
     140 West Parkway                                               None
     Pompton Plains, NJ  07444
     Matthew A. Digan*            Senior Vice President,
                                  Domestic Funds                    None
     Jonathan G. Evans            Senior Vice President, Sales
     222 Fairmont Way                                               None
     Ft. Lauderdale, FL  33326

           (1)                                   (2)                               (3)
     Name and Principal                Positions and Offices             Positions and Offices
      Business Address                    with Underwriter                  with Registrant
--------------------------------  -------------------------------   -------------------------------
     T. Wayne Knowles             Senior Vice President, Division   None
     104 Morninghills Court       Sales Director
     Cary, NC  27511

                                                                  File 333-20621
                                                                   No. 811-08031

PART C.  OTHER INFORMATION (continued)
-------  -----------------------------

                             Seligman Advisors, Inc.
                             -----------------------
                              As of March 31, 2000
                              --------------------

               (1)                                         (2)                               (3)
        Name and Principal                        Positions and Offices             Positions and Offices
         Business Address                           with Underwriter                  with Registrant
----------------------------------------  ---------------------------------------   ---------------------
     Joseph Lam                           Senior Vice President, Regional           None
     Seligman International, Inc.         Director, Asia
     Suite 1133, Central Building
     One Pedder Street
     Central Hong Kong
     Bradley W. Larson                    Senior Vice President, Sales              None
     367 Bryan Drive
     Alamo, CA  94526
     Michelle L. McCann-Rappa*            Senior Vice President, Retirement Plans   None
     Scott H. Novak*                      Senior Vice President, Insurance          None
     Jeff Rold                            Senior Vice President, Product            None
     181 East 73rd Street, Apt 20B        Business Management
     New York, New York  10021
     Ronald W. Pond*                      Senior Vice President, Division           None
                                          Sales Director
     Richard M. Potocki                   Senior Vice President, Regional           None
     Seligman International UK Limited    Director, Europe and the Middle East
     Berkeley Square House 2nd Floor
     Berkeley Square
     London, United Kingdom W1X 6EA
     Bruce M. Tuckey                      Senior Vice President, Sales              None
     41644 Chathman Drive
     Novi, MI  48375
     Andrew S. Veasey                     Senior Vice President, Sales              None
     14 Woodside Drive
     Rumson, NJ  07760
     Charles L. von Breitenbach, II*      Senior Vice President, Managed            None
                                          Money
     Gail S. Cushing*                     Vice President, National Accounts         None
     Jeffrey S. Dean*                     Vice President, Business Analysis         None
     Ron Dragotta*                        Vice President, Regional Retirement       None
                                          Plans Manager
     Mason S. Flinn                       Vice President, Regional Retirement       None
     2130 Filmore Street                  Plans Manager
     PMB 280
     San Francisco, CA  94115-2224
     Marsha E. Jacoby*                    Vice President, Offshore Business         None
                                          Manager
     Jody Knapp*                          Vice President, Regional Retirement       None
     17011 East Monterey Drive            Plans Manager
     Fountain Hills, AZ  85268
     David W. Mountford*                  Vice President, Regional Retirement       None
     7131 NW 46th Street                  Plans Manager
     Lauderhill, FL  33319
     Jeffery C. Pleet*                    Vice President, Regional Retirement       None
                                          Plans Manager
     Tracy A. Salomon*                    Vice President, Retirement Marketing      None
     Helen Simon*                         Vice President, Sales Administration      None


               (1)                                         (2)                               (3)
        Name and Principal                        Positions and Offices             Positions and Offices
         Business Address                           with Underwriter                  with Registrant
----------------------------------------  ---------------------------------------   ---------------------
     Gary A. Terpening*                   Vice President, Director of Business      None
                                          Development

                                                                  File 333-20621
                                                                   No. 811-08031

PART C.  OTHER INFORMATION (continued)
-------  -----------------------------

                             Seligman Advisors, Inc.
                             -----------------------
                              As of March 31, 2000
                              --------------------

               (1)                                          (2)                           (3)
        Name and Principal                         Positions and Offices         Positions and Offices
         Business Address                            with Underwriter              with Registrant
----------------------------------------   -----------------------------------   ---------------------
     John E. Skillman*                     Vice President, Portfolio Advisor     None
     Charles E. Wenzel                     Vice President, Regional Retirement   None
     703 Greenwood Road                    Plans Manager
     Wilmington, DE  19807
     Robert McBride                        Vice President, Marketing Director    None
     Seligman International, Inc.          Latin America
     Sucursal Argentina
     Edificio Laminar Plaza
     Ingeniero Butty No. 240, 4th Floor
     C1001ASB Buenos Aires, Argentina
     Daniel Chambers                       Regional Vice President               None
     4618 Lorraine Avenue
     Dallas, TX  75209
     Richard B. Callaghan                  Regional Vice President               None
     7821 Dakota Lane
     Orland Park, IL  60462
     Kevin Casey                           Regional Vice President               None
     19 Bayview Avenue
     Babylon, NY  11702
     Bradford C. Davis                     Regional Vice President               None
     241 110th Avenue SE
     Bellevue, WA  98004
     Cathy Des Jardins                     Regional Vice President               None
     PMB 152
     1705 14th Street
     Boulder, CO  80302
     Kenneth Dougherty                     Regional Vice President               None
     8640 Finlarig Drive
     Dublin, OH  43017
     Kelli A. Wirth Dumser                 Regional Vice President               None
     7121 Jardiniere Court
     Charlotte, NC  28226
     Edward S. Finocchiaro                 Regional Vice President               None
     120 Screenhouse Lane
     Duxbury, MA  02332
     Michael C. Forgea                     Regional Vice President               None
     32 W. Anapamu Street # 186
     Santa Barbara, CA  93101
     Carla A. Goehring                     Regional Vice President               None
     11426 Long Pine Drive
     Houston, TX  77077
     Michael K. Lewallen                   Regional Vice President               None
     908 Tulip Poplar Lane
     Birmingham, AL  35244
     Judith L. Lyon                        Regional Vice President               None
     7105 Harbour Landing
     Alpharetta, GA  30005

                                                                  File 333-20621
                                                                   No. 811-08031

PART C.  OTHER INFORMATION (continued)
-------  -----------------------------

                             Seligman Advisors, Inc.
                             -----------------------
                              As of March 31, 2000
                              --------------------

               (1)                                  (2)                             (3)
        Name and Principal                 Positions and Offices           Positions and Offices
         Business Address                    with Underwriter                with Registrant
----------------------------------  ---------------------------------      ---------------------
     Leslie A. Mudd                 Regional Vice President                None
     5243 East Calle Redonda
     Phoenix, AZ  85018
     Tim O'Connell                  Regional Vice President                None
     11908 Acacia Glen Court
     San Diego, CA  92128
     George M. Palmer, Jr.          Regional Vice President                None
     1805 Richardson Place
     Tampa, FL  33606
     Thomas Parnell                 Regional Vice President                None
     1575 Edgecomb Road
     St. Paul, MN  55116
     Craig Prichard                 Regional Vice President                None
     300 Spyglass Drive
     Fairlawn, OH  44333
     Nicholas Roberts               Regional Vice President                None
     200 Broad Street, Apt. 2451
     Stamford, CT  06901
     Diane H. Snowden               Regional Vice President                None
     11 Thackery Lane
     Cherry Hill, NJ  08003
     James Taylor                   Regional Vice President                None
     290 Bellington Lane
     Creve Coeur, MO  63141
     Steve Wilson                   Regional Vice President                None
     83 Kaydeross Park Road
     Saratoga Springs, NY  12866
     Frank J. Nasta*                Secretary                              Secretary
     Aurelia Lacsamana*             Treasurer                              None
     Sandra G. Floris*              Assistant Vice President, Order Desk   None
     Keith Landry*                  Assistant Vice President, Order Desk   None
     Albert A. Pisano*              Assistant Vice President and           None
                                    Compliance Officer
     Joyce Peress*                  Assistant Secretary                    Assistant Secretary

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.


(c)  Not Applicable.


Item 28.  Location of Accounts and Records.  The accounts, books and documents
--------  ---------------------------------
          required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.

                                                                  File 333-20621
                                                                   No. 811-08031

Item 29.  Management Services.  Not Applicable.
--------  --------------------


Item 30.  Undertakings.  The Registrant undertakes:  (1) to furnish a copy of
--------  ------------
          the Registrant's latest Annual Report, upon request and without charge, to every person to whom a prospectus is delivered; and, (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                                                  File 333-20621
                                                                   No. 811-08031


                                   SIGNATURES
                                   ----------



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of April, 2000.


                                      SELIGMAN VALUE FUND SERIES, INC.




                                      By:  /s/William C. Morris
                                           --------------------
                                           William C. Morris, Chairman



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940 this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated on April 28, 2000.


  Signature                            Title
  ---------                            -----

/s/ William C. Morris                  Chairman of the Board
---------------------                  (Principal executive officer)
William C. Morris                      and Director



/s/ Brian T. Zino                      Director and President
-----------------
Brian T. Zino


/s/Thomas G. Rose                      Treasurer
-----------------
Thomas G. Rose


John R. Galvin, Director           )
Alice S. Ilchman, Director         )
Frank A. McPherson, Director       )
John E. Merow, Director            )
Betsy S. Michel, Director          )    /s/Brian T. Zino
                                   )    -----------------
James C. Pitney, Director          )    Brian T. Zino, Attorney-in-fact
James Q. Riordan, Director         )
Richard R. Schmaltz, Director      )
Robert L. Shafer, Director         )
James N. Whitson, Director         )

                                                                  File 333-20621
                                                                   No. 811-08031

                        SELIGMAN VALUE FUND SERIES, INC.
                     Post-Effective Amendment No. 8 to the
                      Registration Statement on Form N-1A



                                  EXHIBIT INDEX




Form N-1A Item No.                 Description
------------------                 -----------

Item 23(j)                         Consent of Independent Auditors

Item 23(p)                         Code of Ethics